General Information and Reorganization Transactions (Details) - $ / shares					6 Months Ended
		Apr. 13, 2026	Jun. 21, 2023	Mar. 07, 2023	Jun. 30, 2026	Dec. 31, 2025	Jul. 08, 2025	Jul. 05, 2025	May 15, 2025
General Information and Reorganization Transactions [Line Items]
Incorporated date					Mar. 07, 2023
Shares issued		1
Ordinary shares, shares authorized	[1]				200,000,000	200,000,000
Ordinary shares, par value	[1]				$ 0.00025	$ 0.00025
Ordinary shares, shares issued	[1]				45,360,598	5,038,018
Ordinary shares, shares outstanding	[1]				45,360,598	5,038,018
Reverse split		1-for-5
Rise Bar & Cafe Sdn. Bhd. [Member]
General Information and Reorganization Transactions [Line Items]
Percentage of equity interests								70.00%
Restoran Gardenz Sdn. Bhd. [Member]
General Information and Reorganization Transactions [Line Items]
Percentage of equity interests							35.00%
Global Key Investment Limited [Member]
General Information and Reorganization Transactions [Line Items]
Percentage of acquisition									100.00%
Carlico International Group Holdings Limited [Member]
General Information and Reorganization Transactions [Line Items]
Percentage of acquisition									35.00%
Registered Agent [Member]
General Information and Reorganization Transactions [Line Items]
Shares issued				1
Win-Fung [Member]
General Information and Reorganization Transactions [Line Items]
Shares issued			4,590,003
WH Holding [Member]
General Information and Reorganization Transactions [Line Items]
Ordinary shares, shares issued		5,038,018
Ordinary shares, shares outstanding		5,038,018
Minimum [Member]
General Information and Reorganization Transactions [Line Items]
Ordinary shares, shares authorized		200,000,000
Ordinary shares, par value		$ 0.00005
Minimum [Member] | WH Holding [Member]
General Information and Reorganization Transactions [Line Items]
Ordinary shares, par value		$ 0.00005
Maximum [Member]
General Information and Reorganization Transactions [Line Items]
Ordinary shares, shares authorized		1,000,000,000
Ordinary shares, par value		$ 0.00025
Maximum [Member] | WH Holding [Member]
General Information and Reorganization Transactions [Line Items]
Ordinary shares, par value		$ 0.00025

[1]	Retrospectively restated for the effect of the reverse share split on April 13, 2026.